Goodwill and Other Intangible Assets (Components of Intangible Assets Subject to Amortization) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 722,479	¥ 708,020
Accumulated amortization	335,862	291,603
Computer software, intangible asset
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	362,130	342,322
Accumulated amortization	244,188	217,654
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	156,679	162,832
Accumulated amortization	27,263	22,463
Patents and developed technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	123,831	121,886
Accumulated amortization	36,029	27,085
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	44,449	48,823
Accumulated amortization	12,062	9,890
License Fees
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	16,071	13,565
Accumulated amortization	6,461	6,375
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	19,319	18,592
Accumulated amortization	¥ 9,859	¥ 8,136